Consolidated statements of operations and comprehensive loss (Details 3) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net financial result	€ 84,622	€ 861,702	€ 2,818,411
Finance income	109,391	887,702	2,840,676
Finance expenses	24,769	26,000	22,265
Interest Income
Statement [Line Items]
Finance income	109,391	887,702	2,840,676
Interest Expense
Statement [Line Items]
Finance expenses	10,714	18,689	9,500
Interest on Lease Liabilities
Statement [Line Items]
Finance expenses	€ 14,055	€ 7,311	€ 12,765